Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Common stock, shares authorized	[1]	150,000,000	150,000,000
Common stock, shares issued	[1]	35,004,635	30,000,000
Common stock, shares outstanding	[1]	35,004,635	30,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11).